RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of restricted assets [abstract]
RESTRICTED ASSETS	RESTRICTED ASSETS As of the date of these consolidated financial statements, the Group has judicial deposits for 12,957, which are disclosed in other current and non-current receivables.